Note C - Loans and Allowance for Loan Losses - Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans	$ 772,774	$ 777,052
Less: Allowance for loan losses	(6,272)	(6,728)
Loans, net	766,502	770,324
Residential Portfolio Segment [Member]
Loans	310,253	304,079
Commercial Real Estate Portfolio Segment [Member]
Loans	222,136	216,360
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans	55,825	61,694
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans	131,398	117,188
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans	34,913	37,478
Commercial and Industrial Portfolio Segment [Member]
Loans	100,023	113,243
Consumer Portfolio Segment [Member]
Loans	140,362	143,370
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans	63,770	70,226
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans	22,882	22,512
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans	$ 53,710	$ 50,632